Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,159,938)	$ (654,004)	$ (9,100,686)	$ (2,803,029)
Change in net loss to net cash used in operating activities:
Depreciation and amortization expense	200,683	5,333	219,833	17,353
Amortization of debt discount and non-cash interest expense	16,454		89,787
Gain on forgiveness of paycheck protection loan		(112,338)	(112,338)
Gain (Loss) on settlement of lease	(1,660)		71,872	4,067
Fair value of stock options vested	298,301		2,943,499	355,534
Common stock issued for services			280,174
Changes in operating assets and liabilities:
Accounts receivable	(3,157)		(1,570)
Inventory	(9,762)	(4,912)	(99,372)	(44,904)
Officer advances	16,941	(6,075)	(9,399)	(5,559)
Prepaid expenses and other current assets	45,947	(7,378)	(95,920)	9,950
Other long-term assets	5,000		(95,000)
Accounts payable and accrued expenses	(158,147)	47,205	112,504	1,508,158
Accrued interest	255,465	58,786		26,766
Operating lease liabilities, net	215	421	(70,176)
NET CASH USED IN OPERATING ACTIVITIES	(1,493,658)	(672,962)	(5,866,792)	(931,664)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(6,508)	(20,122)	(58,647)	(30,371)
NET CASH USED IN INVESTING ACTIVITIES	(6,508)	(20,122)	(58,647)	(30,371)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from convertible notes payable	1,150,000	1,319,982	3,750,000
Proceeds from note payable			3,469,982	650,000
Proceeds from issuance of Series C Preferred Stock				100,000
Proceeds from PPP Loan				111,477
Repayment of promissory note and interest	(89,241)		(574,133)
NET CASH PROVIDED BY FINANCING ACTIVITIES	1,060,759	1,319,982	6,645,849	861,477
Effect of exchange rate changes on cash	409		(3,990)
NET CHANGE IN CASH	(438,998)	626,898	716,420	(100,558)
CASH AT BEGINNING OF THE PERIOD	785,363	68,943	68,943	169,501
CASH AT END OF THE PERIOD	346,365	695,841	785,363	68,943
Supplemental Disclosure of Cash Flow Information
Cash paid for interest	69,241		72,000
Cash paid for taxes
Supplemental Disclosure of Non-Cash Investing and Financing Activities
Intangible assets recorded at acquisition			11,113,000
Goodwill recognized at acquisition			913,184
Shares issued for acquisition			7,240,229
Net assets assumed in merger			(1,193,499)
Convertible notes payable assumed at merger			2,451,641
Notes payable converted into convertible notes payable			4,119,982
Notes payable assumed in merger			320,000
Accrued interest converted into convertible notes payable			$ 208,425
Accounts payable settled with share issuance	$ 129,850